Share Capital	12 Months Ended
Apr. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital
13.	Share Capital
a)	Common Shares

The Company is authorized to issue an unlimited number of common shares, issuable in series.

The holders of common shares are entitled to one vote per share at meetings of the Company and to receive dividends, which may be declared from time-to-time. All shares are ranked equally with regard to the Company’s residual assets.

During the year ended April 30, 2020 and April 30, 2019, the Company did not issue any common shares.

13.	Share Capital – (cont’d)
b)	Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2020 and April 30, 2019 and the changes during the period ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2018	250,000	$0.30
Warrants issued	3,000,000	0.20

Outstanding at April 30, 2019 April 30, 2020	3,250,000	$0.21

During the year ending April 30, 2019, the Company issued 3,000,000 warrants exercisable at $0.20 expiring June 18, 2021. These warrants were issued in conjunction with the issuance of the Bond (see note 11). A summary of the Company’s outstanding share purchase warrants is presented below:

Number of	Exercise
Warrants	Price	Expiry Date
250,000	$0.30	March 7, 2022
3,000,000	$0.20	June 18, 2021

c)	Share-based Payments

The Company, in accordance with the policies of the TSX, was previously authorized to grant options to directors, officers, and employees to acquire up to 20% of the amount of stock outstanding. In January 2014, the Company’s shareholders voted to cancel the Company’s option plan and, as a result, the Company’s Board of Directors may not grant further options. The Company’s management and directors are reviewing alternative compensation arrangements for the Company’s employees and directors.

The following is a summary of changes in options, which are still outstanding, for the periods ending April 30, 2020 and April 30, 2019:

	Number of Shares	Weighted Average Exercise Price
Balance at April 30, 2018	948,750	$0.88
Forfeited/expired	(948,750)	0.88

Outstanding and Exercisable at April 30, 2019 and April 30, 2020	-	$-

During the year ended April 30, 2019, 948,750 options exercisable at $0.88 expired unexercised.

13.	Share Capital – (cont’d)
d)	Deferred Share Units (“DSU”) & Restricted Share Units (“RSU”)

Effective August 1, 2016, The Board of Directors approved the adoption of a Restricted Share Unit and Deferred Share Unit Plan (the “RSU/DSU Plan”) as part of the Company’s compensation arrangements for directors, officers, employees or consultants of the Company or a related entity of the Company. Although the RSU/DSU Plan is share-based, all vested RSUs and DSUs will be settled in cash. No common shares will be issued.

RSU

The RSU plan is for eligible members of the Board of Directors, eligible employees and eligible contractors. The RSUs vest over a period of three years from the date of grant, vesting as to one-third at the end of each calendar year. In addition to the vesting period, the Company has also set Performance Conditions that will accompany vested RSUs.

The Performance Conditions to be met are established by the Board at the time of grant of the RSU. RSUs that are permitted to be carried over to the succeeding years shall expire no later than August 1st of the third calendar year after the year in which the RSUs have been granted and will be terminated to the extent the performance objectives or other vesting criteria have not been met. The RSU share plan transactions during the year were as follows:

Units
Outstanding at April 30, 2018	1,241,250
Expired	(58,750)
Exercised	(117,500)
Cancelled	(33,125)

Outstanding at April 30, 2019	1,031,875
Expired	(701,875)

Outstanding at April 30, 2020	330,000

Management has determined that 50% of the RSU’s will be deemed payable on the vesting dates based on current performance criteria measures. As such only 50% of the RSU’s have been valued at fair value of $0.09 (2019 - $0.075) per share. The liability portion for the year ended April 30, 2020 is $30 (April 30, 2019 - $33) which has been included under Trades and Other Payables on the Statement of Financial Position. No RSU’s were granted in the current fiscal year.

DSU

The Company introduced a DSU plan for eligible directors. The DSUs are paid in full in the form of a lump sum payment no later than August 1st of the calendar year immediately following the calendar year of termination of service. DSU Awards going forward will vest on each anniversary date of the grant over a period of 3 years. The DSU share plan transactions during the period were as follows:

Units
Outstanding at April 30, 2018, April 30, 2019 and April 30, 2020	1,010,000

Based on the fair value of $0.09 (2019 - $0.075) per share, the Company has recorded a liability of $90 under Trades and Other Payable on the Statement of Financial Position (April 30, 2019 - $69).